CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (Unaudited) - USD ($) shares in Thousands	Total	Vimeo Inc.	Common Stock Vimeo Inc. Common Stock	Common Stock Vimeo Inc. Class B common stock	Additional Paid-in-Capital Vimeo Inc.	Accumulated Deficit Vimeo Inc.	Accumulated Other Comprehensive Loss Vimeo Inc.
Balance at beginning of period at Dec. 31, 2018		$ (75,858,000)	$ 635,000	$ 528,000	$ 48,855,000	$ (125,722,000)	$ (154,000)
Balance at beginning of period (shares) at Dec. 31, 2018			63,488	52,816
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders		(75,577,000)				(75,577,000)
Other comprehensive loss		(78,000)					(78,000)
Stock-based compensation expense		$ 5,291,000			5,291,000
Issuance of common stock to IAC/InterActiveCorp as reimbursement for settlement of Vimeo, Inc. stock appreciation rights (shares)		50	50
Other		$ 1,381,000			1,381,000
Balance at end of period at Dec. 31, 2019		23,633,000	$ 750,000	$ 660,000	223,754,000	(201,299,000)	(232,000)
Balance at end of period (shares) at Dec. 31, 2019			75,000	66,021
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders		(20,260,000)				(20,260,000)
Other comprehensive loss		(120,000)					(120,000)
Stock-based compensation expense		2,016,000			2,016,000
Issuance of common stock to IAC/InterActiveCorp as reimbursement for settlement of Vimeo, Inc. stock appreciation rights		1,000		$ 1,000
Issuance of common stock to IAC/InterActiveCorp as reimbursement for settlement of Vimeo, Inc. stock appreciation rights (shares)				130
Other		566,000			566,000
Balance at end of period at Mar. 31, 2020		5,836,000	$ 750,000	$ 661,000	226,336,000	(221,559,000)	(352,000)
Balance at end of period (shares) at Mar. 31, 2020			75,000	66,151
Balance at beginning of period at Dec. 31, 2019		23,633,000	$ 750,000	$ 660,000	223,754,000	(201,299,000)	(232,000)
Balance at beginning of period (shares) at Dec. 31, 2019			75,000	66,021
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders		(50,628,000)				(50,628,000)
Other comprehensive loss		145,000					145,000
Stock-based compensation expense		11,665,000			11,665,000
Issuance of common stock to IAC/InterActiveCorp as reimbursement for settlement of Vimeo, Inc. stock appreciation rights		(20,959,000)		$ 3,000	(20,962,000)
Issuance of common stock to IAC/InterActiveCorp as reimbursement for settlement of Vimeo, Inc. stock appreciation rights (shares)				264
Issuance of common stock, net of fees		149,600,000	$ 87,000		149,513,000
Issuance of common stock, net of fees (in shares)			8,656
Other		2,706,000			2,706,000
Balance at end of period at Dec. 31, 2020	$ 0	85,080,000	$ 837,000	$ 663,000	366,676,000	(283,009,000)	(87,000)
Balance at end of period (shares) at Dec. 31, 2020			83,656	66,285
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders		3,313,000				3,313,000
Other comprehensive loss		(22,000)					(22,000)
Stock-based compensation expense		4,912,000			4,912,000
Issuance of common stock to IAC/InterActiveCorp as reimbursement for settlement of Vimeo, Inc. stock appreciation rights		(4,401,000)	$ 1,000		(4,402,000)
Issuance of common stock to IAC/InterActiveCorp as reimbursement for settlement of Vimeo, Inc. stock appreciation rights (shares)			133
Issuance of common stock, net of fees		299,750,000	$ 90,000		299,660,000
Issuance of common stock, net of fees (in shares)			9,000
Other		502,000			502,000
Balance at end of period at Mar. 31, 2021	$ 10.00	$ 389,134,000	$ 928,000	$ 663,000	$ 667,348,000	$ (279,696,000)	$ (109,000)
Balance at end of period (shares) at Mar. 31, 2021			92,789	66,285